Exhibit 99.1

GM Financial Automobile Leasing Trust 2015-3

3.49% Exchange Note

Class A-1 0.45000% Asset Backed Notes

Class A-2A 1.17% Asset Backed Notes

Class A-2B Floating Asset Backed Notes

Class A-3 1.69% Asset Backed Notes

Class A-4 1.81% Asset Backed Notes

Class B 2.32% Asset Backed Notes

Class C 2.98% Asset Backed Notes

Class D 3.48% Asset Backed Notes

Servicer’s Certificate

Beginning of Period:	08/01/18
End of Period:	08/31/18
Number of days in Interest Period (Actual/360):	31
Number of days in Collection Period:	31
Report Due Date:	09/18/18
Distribution Date:	09/20/18
Transaction Month:	35

2015-3				Original Agg.
Designated Pool	Units	Start Date	Closing Date	Securitization Value
	43,324	09/03/2015	10/15/2015	$1,084,288,323

Total	43,324			$1,084,288,323

RECONCILIATION OF 2015-3 DESIGNATED POOL AGGREGATE SECURITIZATION VALUE

{1} Beginning of period Aggregate Securitization Value					{1}	$169,227,772

{2} Reduction in Agg. Securitization Value due to payments				{2}	1,741,840
{3} Reduction in Agg. Securitization Value due to Defaulted Leases				{3}	412,962
{4} Reduction in Agg. Securitization Value due to early terminations, dealer buyouts, cancellations, repurchases				{4}	46,414,360
{5} Other adjustments				{5}	0
{6} Seller’s Exercise of 10% Option				{6}	120,658,610
{7} Total change in Agg. Securitization Value					{7}	169,227,772

{8} End of period Aggregate Securitization Value					{8}	$0

{9} Pool Factor					{9}	0.000000%

RECONCILIATION OF 2015-3 EXCHANGE NOTE
{10} Original Exchange Note Balance					{10}	$1,068,000,000

{11} Beginning of period Exchange Note Balance					{11}	$152,939,449

{12} Exchange Note Principal Payment Amount					{12}	56,966,898

{13} With Optional Purchase, the Exchange Note shall be discharged and released					{13}	95,972,551

{14} End of period Exchange Note Balance					{14}	$0

{15} Note Pool Factor					{15}	0.000000%

RECONCILIATION OF THE ASSET BACKED NOTES

		Class A-1	Class A-2A	Class A-2B	Class A-3	Class A-4
{16} Original Note Balance	{16}	$122,000,000	$66,030,000	$284,000,000	$321,010,000	$97,160,000

{17} Beginning of period Note Balance	{17}	$0	$0	$0	$0	$0

{18} Noteholders’ Principal Distributable Amount	{18}	0	0	0	0	0
{19} Noteholders’ Accelerated Principal Amount	{19}	0	0	0	0	0
{20} Aggregate Principal Parity Amount	{20}	0	0	0	0	0
{21} Matured Principal Shortfall	{21}	0	0	0	0	0

{22} End of period Note Balance	{22}	$0	$0	$0	$0	$0

{23} Note Pool Factor	{23}	0.000000%	0.000000%	0.000000%	0.000000%	0.000000%

		Class B	Class C	Class D		TOTAL
{24} Original Note Balance	{24}	$41,750,000	$38,490,000	$29,820,000		$1,000,260,000

{25} Beginning of period Note Balance	{25}	$0	$22,846,777	$29,820,000		$52,666,777

{26} Noteholders’ Principal Distributable Amount	{26}	0	22,846,777	29,820,000		52,666,777
{27} Noteholders’ Accelerated Principal Amount	{27}	0	0	0		0
{28} Aggregate Principal Parity Amount	{28}	0	0	0		0
{29} Matured Principal Shortfall	{29}	0	0	0		0

{30} End of period Note Balance	{30}	$0	$0	$0		$0

{31} Note Pool Factor	{31}	0.000000%	0.000000%	0.000000%		0.000000%

EXCHANGE NOTE MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Principal payment calculation:
{32} Beginning of period Designated Pool Balance	{32}	N/A

{33} Ending Designated Pool Balance	{33}	0
{34} Unpaid prior Exchange Note Principal Payment Amount	{34}	0
{35} Sum of {33} + {34}	{35}	0
{36} Exchange Note Principal Payment Amount {32} - {35}	{36}	N/A

Interest calculation:

Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{37}	$152,939,449	$0	3.49%	30	30/360	$444,799

RECONCILIATION OF EXCHANGE NOTE COLLECTION ACCOUNT

Additions:
{38} 2015-3 Designated Pool Collections (net of Liquidation Proceeds and fees)	{38}	$1,616,232
{39} Net Liquidation Proceeds collected during period	{39}	55,936,488
{40} Investment Earnings	{40}	97,928
{41} Investment Earnings - transferred to Indenture Note Collection Account	{41}	(97,928)
{42} Deposit from Servicer	{42}	0

{43} Total Additions:	{43}	57,552,720

Distributions:
{44} To the Servicer, Designated Pool Servicing Fee	{44}	141,023
{45} To the 2015-3 Exchange Noteholder, the Exchange Note Interest Payment Amount	{45}	444,799
{46} To the 2015-3 Exchange Noteholder, the Exchange Note Principal Payment Amount	{46}	56,966,898
{47} To the 2015-3 Exchange Noteholder, any funds available to pay obligations pursuant to Indenture Section 8.3 (a)(i) through (xvii)	{47}	0
{48} To the Lending Facility Pool, all remaining funds to be applied as Collections on Residual Pool	{48}	0

{49} Total Distributions:	{49}	$57,552,720

NOTEHOLDERS’ MONTHLY PRINCIPAL PAYMENT AND INTEREST CALCULATIONS

Noteholders’ Principal Distributable calculation:
{50} Beginning Agg. Securitization Value	{50}	N/A
{51} Ending Agg. Securitization Value	{51}	0
{52} Total change in Agg. Securitization Value {50} - {51}	{52}	N/A

{53} Indenture Section 5.4 collections following acceleration of the Notes	{53}	0

{54} Principal Distributable Amount {52} + {53}	{54}	N/A

{55} Noteholders’ Principal Carryover Amount	{55}	0

{56} Noteholders’ Principal Distributable Amount {54} + {55}	{56}	N/A

Noteholders’ Interest Distributable calculation:

Class	Beg Note Balance	Interest Carryover	Interest Rate	Days	Days Basis	Interest
{57}	Class A-1	$0	$0	0.45000%	31	Actual/360	$0
{58}	Class A-2A	$0	0	1.17%	30	30/360	0
{59}	Class A-2B	$0	0	2.65738%	31	Actual/360	0
{60}	Class A-3	$0	0	1.69%	30	30/360	0
{61}	Class A-4	$0	0	1.81%	30	30/360	0
{62}	Class B	$0	0	2.32%	30	30/360	0
{63}	Class C	$22,846,777	0	2.98%	30	30/360	56,737
{64}	Class D	$29,820,000	0	3.48%	30	30/360	86,478

RECONCILIATION OF INDENTURE COLLECTION ACCOUNT

Available Funds:
{65} 2015-3 Exchange Note Collections	{65}	$57,411,697
{66} Investment Earnings	{66}	0
{67} Investment Earnings - transferred from Exchange Note Collection Account	{67}	97,928
{68} Investment Earnings - and amounts released from Reserve Account	{68}	8,527
{69} Optional Purchase Price	{69}	52,809,992
{70} Indenture Section 5.4 disposition of Collateral	{70}	0
{71} Reserve Account Withdrawal Amount	{71}	5,421,442

{72} Total Available Funds:	{72}	115,749,586

Distributions:
{73} To the Successor Servicer, unpaid transition expenses, pro rata	{73}	0
{74} To the Indenture Trustee, any accrued and unpaid fees & expenses, pro rata	{74}	417
{75} To the Issuer Owner Trustee, any accrued and unpaid fees & expenses, pro rata	{75}	208
{76} Class A-1 Noteholders’ Interest Distributable Amount pari passu	{76}	0
{77} Class A-2A Noteholders’ Interest Distributable Amount pari passu	{77}	0
{78} Class A-2B Noteholders’ Interest Distributable Amount pari passu	{78}	0
{79} Class A-3 Noteholders’ Interest Distributable Amount pari passu	{79}	0
{80} Class A-4 Noteholders’ Interest Distributable Amount pari passu	{80}	0
{81} Class A Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{81}	0
{82} Class B Noteholders’ Interest Distributable Amount	{82}	0
{83} Class B Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{83}	0
{84} Class C Noteholders’ Interest Distributable Amount	{84}	56,737
{85} Class C Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{85}	0
{86} Class D Noteholders’ Interest Distributable Amount	{86}	86,478
{87} Class D Noteholders’ Principal Parity Amount or Matured Principal Shortfall	{87}	0
{88} Noteholders’ Principal Distributable Amount	{88}	52,666,777
{89} To the Reserve Account, the Reserve Amount Required Amount	{89}	0
{90} To the Noteholders, the Accelerated Principal Amount (as calculated below)	{90}	0
{91} To the Successor Servicer, any amounts in excess of the caps set forth, pro rata	{91}	0
{92} To the Indenture Trustee, any amounts in excess of the caps set forth, pro rata	{92}	0
{93} To the Issuer Owner Trustee, any amounts in excess of the caps set forth, pro rata	{93}	0
{94} To the Issuer Trust Certificateholders, the aggregate amount remaining	{94}	62,938,969

{95} Total Distributions:	{95}	$115,749,586

PRINCIPAL PARITY AMOUNT CALCULATION

		(X)	(Y)	(I)	(II)
	Class	Cumulative Note Balance	Aggregate Securitization Value	Excess of (X) - (Y)	Total Available Funds in Indenture Collection Account			Lesser of (I) or (II)
{96}	Class A	$0	$0	$0	$		115,748,961	$0
{97}	Class B	0	0	0			115,748,961	0
{98}	Class C	22,846,777	0	22,846,777			115,692,224	22,846,777
{99}	Class D	52,666,777	0	52,666,777			115,605,746	52,666,777

	ACCELERATED PRINCIPAL AMOUNT CALCULATION

	{100} Excess Total Available Funds							{100}	$62,938,969

	{101} Beginning Note Balance					{101}	52,666,777

	{102} Principal payments through Indenture Section 8.3 (i) through (xvii)					{102}	52,666,777
	{103} Pro-Forma Note Balance						{103}	0

	{104} Ending Aggregate Securitization Value					{104}	0
	{105} 10.75% of Aggregate Securitization Value as of Cutoff Date ($116,560,995)					{105}	N/A
	{106} Required Pro Forma Note Balance {104} - {105}						{106}	N/A

	{107} Excess of Pro Forma Balance minus Required Pro Forma Balance {103} - {106}							{107}	N/A

	{108} Lesser of Excess Total Available Funds and Excess of Pro Forma Note Balance								{108}	N/A

	OVERCOLLATERALIZATION CALCULATIONS

	Exchange Note:
	{109} Ending Aggregate Securitization Value							{109}	$0
	{110} End of Period Note Balance							{110}	0
	{111} Overcollateralization							{111}	0
	{112} Overcollateralization %								{112}	0.00%

	Asset Backed Notes:
	{113} Ending Aggregate Securitization Value							{113}	0
	{114} End of Period Note Balance							{114}	0
	{115} Overcollateralization							{115}	0
	{116} Overcollateralization %								{116}	0.00%

	RECONCILIATION OF 2015-3 CASH RESERVE ACCOUNT
	{117} Specified Reserve Balance								{117}	$5,421,442

	{118} Beginning of Period Reserve Account balance								{118}	$5,421,442
	{119} Investment Earnings							{119}	8,527
	{120} From the Indenture Collection Account, the Reserve Account Required Amount							{120}	0
	{121} To the Indenture Collection Account, the Reserve Account Withdrawal Amount							{121}	(5,429,969)
	{122} Total Reserve balance available:								{122}	0

	{123} Specified Reserve Balance								{123}	5,421,442

	{124} Release Excess Cash to Indenture Collection Available Funds								{124}	0

	{125} End of period Reserve Account balance								{125}	$0

	EVENTS OF DEFAULT AND ACCELERATION OF MATURITY OF NOTE

	{126} With respect to the Program Documents, I, Ellen Billings, do hereby certify that no Event of Default has occurred.								{126}	Yes
	{127} With respect to the Program Documents, I, Ellen Billings, do hereby certify that an Acceleration of Maturity has not occurred.								{127}	Yes

By:	/s/ Ellen Billings
Name:	Ellen Billings
Title:	Senior Vice President, Controller – North America
Date:	September 17, 2018

GM Financial

GMALT 2015-3

Supplemental Monthly Data

August 31, 2018

	Aggregate Securitization Value	Residual Value
Beginning of Period	$169,227,772	$162,178,429
Change	(169,227,772)	(162,178,429)

End of Period	$0	$0
Residual Value as % of Agg. Securitization Value		0.00%

Delinquency

	Number of Leases	Agg. Securitization Value	Percentage(1)
Leases with scheduled payment delinquent
0 - 30 days	6,694	115,999,759	96.14%
31 - 60 days	191	3,306,607	2.74%
61 - 90 days	65	1,084,060	0.90%
91 - 120 days	16	268,184	0.22%

Total	6,966	120,658,610	100.00%

Lease Terminations

	Current Period		Cumulative
	Number of Leases	Agg. Securitization Value	Number of Leases	Agg. Securitization Value
Retained vehicles by lessee
Early terminations	196	4,100,888	6,471	159,229,761
Standard terminations	490	9,394,562	2,073	40,561,050

Total retained by lessee	686	13,495,450	8,544	199,790,811
Returned Vehicles
Early terminations	820	13,390,427	17,049	277,987,895
Standard terminations	1,183	19,528,483	8,690	143,669,834

Total returned to dealer	2,003	32,918,910	25,739	421,657,729
Charged off leases / Repossessed vehicles	25	412,962	2,067	41,015,676
Repurchases	0	0	8	240,290
Other	0	0	0	0

Total terminations	2,714	46,827,322	36,358	662,704,506

Net Credit (Gain) Loss

	Current Period	Cumulative
Agg. Securitized Value of early term defaults	412,962	41,015,676
less: Sales proceeds	558,950	35,720,170
less: Excess wear and excess mileage received	0	251
less: Other amounts received	116,135	3,171,107

Net Credit (Gain) Loss	(262,123)	2,124,148

Residual (Gain) Loss on Returned Vehicles
Agg. Securitized Value of returned vehicles sold by Servicer	32,845,469	417,077,442
add: Reimbursement of outstanding residual advance	N/A	N/A
less: Sales proceeds	37,995,371	464,186,607
less: Excess wear and excess mileage received	158,136	827,797
less: Other recovery amounts	389,292	5,297,538

Residual (Gain) Loss	(5,697,330)	(53,234,500)

	Current Period	Prev. Month
Prepay Speed	2.4382%	1.4301%

Return Rate based on Scheduled to Terminate(2)	39.6869%	50.3075%

Return Rate based on Terminated Leases(3)	73.8025%	76.0256%

(1)	Percentages may not add to 100% due to rounding.
(2)	Percentage of total number of vehicles returned to dealer over number of vehicles scheduled to terminate per month.
(3)	Percentage of total number of vehicles returned to dealer over number of vehicles terminated per month.